Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Rio Tinto [member]
Disclosure of cash and cash equivalents [line items]
Sort-term liquid investments	$ 0.0	$ 210.0